Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Subscribed capital	Capital reserves	Other reserves Retained earnings Other reserves	Other reserves Currency translation reserve Other reserves	Other reserves	Equity attributable to shareholders	Total
Balance at Dec. 31, 2020	€ 32	€ 20,950	€ (29,571)		€ (29,571)	€ (8,589)	€ (8,589)
Total comprehensive income (loss)			(87,640)	(2)	(87,642)	(87,642)	(87,642)
Capital reorganization	(32)	32
PLC merger, net of transaction costs	3	137,838				137,841	137,841
Share issuance in connection with a merger	1	138,040				138,041	138,041
Capital contribution		1,342				1,342	1,342
Stock compensation		10				10	10
Cash election in lieu of shares	(1)	(84,112)				(84,113)	(84,113)
Total contributions and distributions	(28)	193,149				193,121	193,121
Balance at Dec. 31, 2021	4	214,100	(117,211)	(2)	(117,212)	96,892	96,892
Result for the period			(87,640)				(87,640)
Other comprehensive income (loss)				(2)		(2)	(2)
Total comprehensive income (loss)	4	214,100	(136,117)	45	(136,073)	78,031	78,031
Capital contribution		25				25	25
Stock compensation		2,690				2,690	2,690
Total contributions and distributions		2,715				2,715	2,715
Balance at Dec. 31, 2022	4	216,815	(136,117)	45	(136,073)	80,747	80,747
Result for the period			(18,906)		(18,906)	(18,906)	(18,906)
Other comprehensive income (loss)				46	46	46	46
Total comprehensive income (loss)	4	216,815	(191,198)	106	(191,092)	25,727	25,727
Capital increase		6,741				6,741	6,741
Stock compensation		1,451				1,451	1,451
Total contributions and distributions		8,192				8,192	8,192
Balance at Dec. 31, 2023	4	225,007	(191,198)	106	(191,092)	33,919	33,919
Result for the period			(55,081)		(55,081)	(55,081)	(55,081)
Other comprehensive income (loss)		€ 0		€ 61	€ 61	€ 61	€ 61